Common Stock - Additional Information (Detail) - USD ($)		12 Months Ended			22 Months Ended
	Mar. 10, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Value of common stock	$ 100,000,000
Net proceeds to Company		$ 472,000	$ 35,396,000	$ 405,000
Common stock issued through Stock Incentive Plan, Restricted Stock/Unit Plan, and Management Incentive Plan		105,000
BNY Mellon Capital Markets, LLC [Member]
Common stock sold through agent		0			645,225
Net proceeds to Company					$ 35,167,584
Agent commissions					$ 355,228